Non-Controlling Interest	12 Months Ended
Jun. 30, 2020
Noncontrolling Interest Items [Abstract]
NON-CONTROLLING INTEREST
18.	NON-CONTROLLING INTEREST

On July 3, 2018, the Group acquired 51% equity interest of Shenzhen Qianhai Zhonghui Huiguan Investment Management Co., Ltd. ("Zhonghui"). As of June 30, 2019 and 2020, non-controlling interest related to the 49% minority interest in Zhonghui was RMB3,173 and RMB2,525, respectively.

For the years ended June 30, 2018, 2019 and 2020, non-controlling interest related to Zhonghui in the consolidated statements of operations was loss of RMB979, RMB1,508 and RMB648, respectively.